Material Accounting Policies - Summary of List of Subsidiaries in the Consolidated Financial Statements (Parenthetical) (Details) - JPY (¥) ¥ in Millions		12 Months Ended
	May 27, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Payments to acquire or redeem entity's shares	¥ (47)		¥ (13)
Proportion of ownership interest in subsidiary	29.19%
OwlPay Japan Inc.
Disclosure of subsidiaries [line items]
Cash capital increase	¥ 47		¥ 20
Proportion of ownership interest in subsidiary	14.29%	85.71%	56.52%
OwlPay Japan Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		14.29%	43.48%
OwlTing Japan Inc.
Disclosure of subsidiaries [line items]
Payments to acquire or redeem entity's shares			¥ (7)
Proportion of ownership interest in subsidiary		100.00%	100.00%